Loss per share (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Earnings per share [abstract]
Loss for the year	£ 7,131	£ 21,371	£ 20,137
Weighted average number of ordinary shares outstanding	65,434,294	61,548,557	59,102,292
Potentially dilutive shares	8,577,236	7,383,401	7,006,306